Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Stock Option Activity for Employee and Nonemployee Awards under Plan

A summary of stock option activity for employee and nonemployee awards under the 2007 Plan and the 2014 Plan during the year ended December 31, 2014 is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2014	1,062,694	$3.98	7.2	$7,028
Granted	1,138,170	5.99
Exercised	(41,566)	3.36
Forfeited	(33,122)	4.85
Outstanding — December 31, 2014	2,126,176	$4.97	6.7	$2,701
Options expected to vest — December 31, 2014	859,690	$5.46	9.2	$1,105
Options exercisable — December 31, 2014	786,623	$4.41	3.9	$1,541

Schedule of Stock-based Compensation Expense

Stock-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	As of December 31,
	2014	2013	2012
Research and development	$317	$284	$187
General and administrative	568	338	342
Total	$885	$622	$529

Summary of Assumptions Used in Black-Scholes Option-Pricing Model for Stock Options Granted to Employees and Non Employees

The assumptions used in the Black-Scholes option-pricing model for stock options granted to employees during the years ended December 31, 2014, 2013 and 2012 are as follows:

December 31,
	2014	2013	2012
Expected life	6 years	6 years	6 years
Risk-free interest rate	1.71%-2.00%	1.09%-1.92%	0.83%-1.12%
Expected volatility	54%-60%	59%-79%	77%-79%
Expected dividend rate	—%	—%	—%

Non Employee Awards [Member]
Summary of Assumptions Used in Black-Scholes Option-Pricing Model for Stock Options Granted to Employees and Non Employees

The Black-Scholes assumptions used to estimate the fair value of these awards for the years ended December 31, 2014, 2013 and 2012 were as follows:

December 31,
	2014	2013	2012
Expected life	8 years	7 years	6 years
Risk-free interest rate	1.86%-2.53%	1.11%-2.86%	0.99%-2.05%
Expected volatility	56%-62%	56%-79%	76%-79%
Expected dividend rate	—%	—%	—%